SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) (USD $)	9 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2015 t	Dec. 31, 2013	Dec. 31, 2012
Basis of presentation
Working capital	$ (194,229,212)
Cash and cash equivalents	12,611,947	10,771,275		7,831,084	6,679,024
Short-term bank borrowings	77,740,238
Current portion of long-term debt	52,132,480			50,049,843
Capital commitment to be fulfilled in the next twelve months	35,400,000
Impairment of long-lived assets
Long-lived asset impairment		$ 158,424,827
Scenario, Forecast [Member]
Basis of presentation
Expected capacity			12,150
Average production cost of polysilicon			12.0
Average cash cost of polysilicon			9.4